Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-05-15	12 Months Ended
Mar. 28, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	May 15, 2025
Restatement does not require Recovery
As we disclosed in our Annual Report on Form 10-K filed with the SEC on May 15, 2025 (the “2025 10-K”), historically, we had a practice of recognizing revenue for certain groups of customer renewals on the successful billing date, rather than the renewal start date. This practice was instituted to align with our system which was configured and implemented based on payment confirmation from e-commerce partners. In the first quarter of fiscal 2025, we changed the practice to recognize revenue for these groups on the renewal start date. We concluded that the impact of this change is not material to any previously issued annual or interim financial statements; however, we have revised previously reported financial information.
We corrected this error in the accompanying Consolidated Balance Sheet as of March 29, 2024 for the 2025 10-K by increasing contract liabilities for $78 million, increasing other long-term assets for $21 million and decreasing retained earnings (accumulated deficit) for $57 million. The Consolidated Statements of Operations for the years ended March 29, 2024 and March 31, 2023 for the 2025 10-K included a decrease to net revenues of $12 million and $21 million, respectively, and a decrease to income tax expense (benefit) of $3 million and $6 million, respectively.
The error correction disclosed in the Form 10-K is a little “r” restatement that required a recovery analysis under the Clawback Policy. However, we determined that no recovery was required under the terms of the Clawback Policy because:
•	The restatement would have resulted in an increase (rather than a decrease) in the compensation earned by executives under the FY24 EAIP of approximately 3%;
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The FY22 PRUs were earned based on 5% CAGR measured over a two year performance period that ended on March 31, 2023, and therefore, were not subject to the Clawback Policy, which only required recovery for amounts earned on or after October 3, 2023; and

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The FY23 and FY24 PRUs were not earned prior to the restatement and therefore, the actual amount of the payout for the FY23 PRUs correctly reflects the restated amounts and the actual amount of the payout for the FY24 PRUs will correctly reflect the restated amounts.